Supplementary Data	3 Months Ended
Mar. 31, 2023
Supplementary Data
Supplementary Data

14. Supplementary Data

Capitalized Costs

(in thousands)	March 31, 2023	December 31, 2022
Oil and natural gas properties:
Proved	$1,114,785	$996,573
Unproved	40,101	32,089
Less: accumulated depletion	(417,442)	(383,673)
Net capitalized costs for oil and natural gas properties	$737,444	$644,989

Costs Incurred for Oil and Natural Gas Producing Activities

	Three Months Ended March 31,
(in thousands)	2023	2022
Property acquisition costs:
Proved	$17,989	$5,060
Unproved	9,630	457
Development costs	98,606	60,901
Total costs incurred for oil and natural gas properties	$126,225	$66,418